CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$) R$ in Millions		Share capital [member]	Subscription of shares to be capitalized [member]	Capital reserve [member]	Profits reserves [member]	Equity valuation adjustments [member]	Retained earnings [member]	Attributable to the equity holders of the parent [member]	Non-controlling interests [member]	Total
Beginning balance (Restated [member]) at Dec. 31, 2017		R$ 6,294	R$ 1,215	R$ 1,925	R$ 5,729	R$ (837)	R$ (34)	R$ 14,292	R$ 4	R$ 14,296
Non-controlling interests | Restated [member]									1,314	1,314
NET INCOME FOR THE YEAR | Restated [member]							1,722	1,722	42	1,764	[1]
NET INCOME FOR THE YEAR	[2]									1,764
Subscription of capital | Restated [member]		1,000	(1,000)
Realization of PP&E deemed cost | Restated [member]						(27)	42	15		15
Proposed dividends from prior years | Restated [member]					(127)			(127)		(127)
Expired dividends of previous years | Restated [member]							42	42		42
Subscription of shares, to be capitalized | Restated [member]			110					110		110
Goodwill on subscription of shares | Restated [member]			(325)	325
Remeasurement of obligations of the defined benefit plans, net of taxes | Restated [member]						(463)		(463)		(463)
Remeasurement of obligations of the defined benefit plans, net of taxes										(463)
Appropriation of Net income for the year
Tax incentives reserve | Restated [member]					9		(9)
Proposed dividends | Restated [member]							(867)	(867)		(867)
Retained earnings reserve | Restated [member]					751		(751)
Unrealized profit reserve | Restated [member]										835
Ending balance (Restated [member]) at Dec. 31, 2018	[3]	7,294		2,250	6,362	(1,327)	145	14,724	1,360	16,084
Ending balance at Dec. 31, 2018	[3]									15,939
NET INCOME FOR THE YEAR | Restated [member]	[2]									1,764
Ending balance (Restated [member]) at Jan. 02, 2019	[1]									16,084
Beginning balance (Restated [member]) at Dec. 31, 2018	[3]	7,294		2,250	6,362	(1,327)	145	14,724	1,360	16,084
Beginning balance at Dec. 31, 2018	[3]									15,939
Non-controlling interests | Restated [member]									(1,357)	(1,357)
NET INCOME FOR THE YEAR | Restated [member]							3,194	3,193	1	3,195	[1]
NET INCOME FOR THE YEAR	[2]									3,194
Realization of PP&E deemed cost | Restated [member]						(25)	25
Remeasurement of obligations of the defined benefit plans, net of taxes | Restated [member]						(1,055)		(1,055)		(1,055)
Remeasurement of obligations of the defined benefit plans, net of taxes										(1,055)
Appropriation of Net income for the year
Tax incentives reserve | Restated [member]					18		(18)
Proposed dividends | Restated [member]							(764)	(764)		(764)
Proposed dividends										(764)
Retained earnings reserve | Restated [member]					1,535		(1,535)
Unrealized profit reserve | Restated [member]					835		(835)
Ending balance (Restated [member]) at Dec. 31, 2019		7,294		2,250	8,750	(2,407)	212	16,099	4	16,103	[1]
Ending balance at Dec. 31, 2019	[1],[2]									15,891
Non-controlling interests									(1)	(1)
NET INCOME FOR THE YEAR							2,864	2,864	1	2,865
Subscription of capital		300			(300)
Other comprehensive income						(7)		(7)		(7)
Realization of PP&E deemed cost						(17)	17
Appropriation of Net income for the year
Tax incentives reserve					18		(18)
Legal Reserve					142		(142)
Proposed dividends							(1,482)	(1,482)		(1,482)
Retained earnings reserve					1,451		(1,451)
Unrealized profit reserve										(835)
Ending balance at Dec. 31, 2020		R$ 7,594		R$ 2,250	R$ 10,061	R$ (2,431)		R$ 17,474	R$ 4	R$ 17,478

[1]	For further details of restatement of comparative balances, see Note 2.8
[2]	See note 2.8.
[3]	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors' over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT - not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents' over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company's position on this case is reinforced by the fact that the Brazilian Energy Distributors' Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisersadvisors. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$222 on December 31, 2020, as Other financial components' to be ratified. At the reporting date for this financial statements, this matter was still pending analysis by Aneel.